SEGMENT INFORMATION (Details) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Segment reporting information
Revenue	$ 596,943	$ 516,884	$ 485,404	$ 460,213	$ 451,427	$ 412,966	$ 394,244	$ 378,178	$ 2,059,444	$ 1,636,815	$ 1,346,695
Operating Income (Loss)	55,455	46,740	58,231	37,336	(21,447)	37,684	24,633	8,925	197,762	49,795	(1,037,987)
Operating Income Before Amortization									308,407	189,579	121,861
Segment Assets	1,673,234				2,094,542				1,673,234	2,094,542
Depreciation									56,719	63,897	61,391
Capital expenditures									39,954	39,829	33,938
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									308,407	189,579	121,861
Non-Cash Compensation Expense									(88,588)	(84,280)	(70,081)
Amortization of Intangibles									(22,057)	(27,472)	(157,031)
Amortization of Non-Cash Marketing											(15,868)
Goodwill Impairment										(28,032)	(916,868)
Operating income (loss)	55,455	46,740	58,231	37,336	(21,447)	37,684	24,633	8,925	197,762	49,795	(1,037,987)
Reconciliation of segment assets to total assets
Segment Assets	1,673,234				2,094,542				1,673,234	2,094,542
Goodwill	1,358,524				989,493				1,358,524	989,493	967,735
Indefinite-Lived Intangible Assets	351,488				237,021				351,488	237,021
Definite-Lived Intangible Assets	26,619				8,023				26,619	8,023
TOTAL ASSETS	3,409,865				3,329,079				3,409,865	3,329,079
Search & Applications
Segment reporting information
Revenue									1,040,507	805,284	649,642
Operating Income (Loss)									204,006	128,356	(967,657)
Operating Income Before Amortization									204,980	140,792	103,856
Segment Assets	246,459				260,288				246,459	260,288
Depreciation									25,484	35,754	31,395
Capital expenditures									8,698	17,169	16,913
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									204,980	140,792	103,856
Non-Cash Compensation Expense									202	(630)	(663)
Amortization of Intangibles									(1,176)	(11,806)	(147,488)
Amortization of Non-Cash Marketing											(6,494)
Goodwill Impairment											(916,868)
Operating income (loss)									204,006	128,356	(967,657)
Reconciliation of segment assets to total assets
Segment Assets	246,459				260,288				246,459	260,288
Goodwill	526,444				526,681				526,444	526,681	527,604
Indefinite-Lived Intangible Assets	163,604				163,604				163,604	163,604
Definite-Lived Intangible Assets	6				1,181				6	1,181
TOTAL ASSETS	936,513				951,754				936,513	951,754
Match
Segment reporting information
Revenue									518,027	400,723	342,598
Operating Income (Loss)									137,555	115,367	84,655
Operating Income Before Amortization									156,274	122,057	94,124
Segment Assets	190,338				196,177				190,338	196,177
Depreciation									10,780	11,042	9,821
Capital expenditures									17,447	10,087	7,814
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									156,274	122,057	94,124
Non-Cash Compensation Expense									(1,642)	153	(154)
Amortization of Intangibles									(17,077)	(6,843)	(4,940)
Amortization of Non-Cash Marketing											(4,375)
Operating income (loss)									137,555	115,367	84,655
Reconciliation of segment assets to total assets
Segment Assets	190,338				196,177				190,338	196,177
Goodwill	667,073				297,974				667,073	297,974	253,812
Indefinite-Lived Intangible Assets	156,699				42,118				156,699	42,118
Definite-Lived Intangible Assets	21,501				979				21,501	979
TOTAL ASSETS	1,035,611				537,248				1,035,611	537,248
Local
Segment reporting information
Revenue									303,418	263,749	230,426
Operating Income (Loss)									25,533	8,405	3,974
Operating Income Before Amortization									28,284	10,671	12,357
Segment Assets	46,581				42,473				46,581	42,473
Depreciation									10,388	7,785	6,259
Capital expenditures									9,299	10,513	7,482
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									28,284	10,671	12,357
Non-Cash Compensation Expense											(150)
Amortization of Intangibles									(2,751)	(2,266)	(3,234)
Amortization of Non-Cash Marketing											(4,999)
Operating income (loss)									25,533	8,405	3,974
Reconciliation of segment assets to total assets
Segment Assets	46,581				42,473				46,581	42,473
Goodwill	127,698				127,367				127,698	127,367	128,139
Indefinite-Lived Intangible Assets	18,205				17,719				18,205	17,719
Definite-Lived Intangible Assets	1,293				4,005				1,293	4,005
TOTAL ASSETS	193,777				191,564				193,777	191,564
Media
Segment reporting information
Revenue									70,164	49,692	14,833
Operating Income (Loss)									(16,275)	(23,385)	(16,061)
Operating Income Before Amortization									(15,845)	(21,849)	(15,518)
Segment Assets	25,429				23,252				25,429	23,252
Depreciation									703	245	169
Capital expenditures									905	474	273
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(15,845)	(21,849)	(15,518)
Non-Cash Compensation Expense									(427)	(458)	(226)
Amortization of Intangibles									(3)	(1,078)	(317)
Operating income (loss)									(16,275)	(23,385)	(16,061)
Reconciliation of segment assets to total assets
Segment Assets	25,429				23,252				25,429	23,252
Goodwill	15,590				15,759				15,590	15,759	8,436
Indefinite-Lived Intangible Assets	1,800				2,400				1,800	2,400
Definite-Lived Intangible Assets					20					20
TOTAL ASSETS	42,819				41,431				42,819	41,431
Other
Segment reporting information
Revenue									128,065	118,749	110,765
Operating Income (Loss)									(3,896)	(31,600)	(9,165)
Operating Income Before Amortization									(2,499)	2,091	(7,493)
Segment Assets	15,910				13,191				15,910	13,191
Depreciation									851	828	2,575
Capital expenditures									970	951	1,221
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(2,499)	2,091	(7,493)
Non-Cash Compensation Expense									(347)	(180)	(620)
Amortization of Intangibles									(1,050)	(5,479)	(1,052)
Goodwill Impairment										(28,032)
Operating income (loss)									(3,896)	(31,600)	(9,165)
Reconciliation of segment assets to total assets
Segment Assets	15,910				13,191				15,910	13,191
Goodwill	21,719				21,712				21,719	21,712	49,774
Indefinite-Lived Intangible Assets	11,180				11,180				11,180	11,180
Definite-Lived Intangible Assets	3,819				1,838				3,819	1,838
TOTAL ASSETS	52,628				47,921				52,628	47,921
Inter-segment elimination
Segment reporting information
Revenue									(737)	(1,382)	(1,569)
Corporate
Segment reporting information
Operating Income (Loss)									(149,161)	(147,348)	(133,733)
Operating Income Before Amortization									(62,787)	(64,183)	(65,465)
Segment Assets	1,148,517				1,559,161				1,148,517	1,559,161
Depreciation									8,513	8,243	11,172
Capital expenditures									2,635	635	235
Reconciliation of Operating Income Before Amortization to operating income (loss) for the entity's reportable segments
Operating Income Before Amortization									(62,787)	(64,183)	(65,465)
Non-Cash Compensation Expense									(86,374)	(83,165)	(68,268)
Operating income (loss)									(149,161)	(147,348)	(133,733)
Reconciliation of segment assets to total assets
Segment Assets	1,148,517				1,559,161				1,148,517	1,559,161
TOTAL ASSETS	$ 1,148,517				$ 1,559,161				$ 1,148,517	$ 1,559,161